Property, Plant and Equipment - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Land Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	5 years
Bottom of range [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	2 years
Bottom of range [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	1 years
Top of range [member] | Land Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	80 years
Top of range [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	60 years
Top of range [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	80 years
Weighted average [member] | Land Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	35 years
Weighted average [member] | Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	38 years
Weighted average [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Range (years)	25 years